Organization and Principal Activities (Narrative) (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2015 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Jan. 31, 2015 USD ($)
Consolidated VIEs [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIEs [Line Items]
Registered capital and PRC statutory reserves of the consolidated VIEs used to solely settle obligations of the VIEs and subsidiaries of the VIEs		¥ 29.3				$ 4.2
Net fee paid or payable to other subsidiaries of the Group by the consolidated VIEs after netting off inter-company transactions		54.8	$ 7.9	¥ 242.4	¥ 414.4
Meowpaw [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIEs [Line Items]
Share capital of VIE	¥ 1.0						$ 0.2
Percentage of shares held by the group	75.00%
Percentage of shares held by the noncontrolling shareholder	25.00%
Long-term financial support provided to VIE		¥ 79.0				$ 11.4
Threshold of accumulated retained earnings of VIE to pay dividend	¥ 35.0						$ 5.4